WEBSITE ACQUISITION AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Website Acquisition And Intangible Assets
WEBSITE ACQUISITION AND INTANGIBLE ASSETS

At December 31, 2018 and 2017, respectively, website acquisitions, net consisted of the following:

	2018	2017
Website Acquisition Assets	$1,116,846	$1,166,846
Less: accumulated amortization	(802,709)	(666,101)
Less: accumulated impairment loss	(200,396)	(200,396)
Website Acquisition Assets, net	$113,741	$300,349

At December 31, 2018 and December 31, 2017, respectively, intangible assets, net consisted of the following:

	Useful Lives	2018	2017
Tradename	5 years	$32,000	$150,000
Customer relationships	5 years	187,000	250,000
Non-compete agreements	5-8 years	78,000	192,000
Total Intangible Assets		297,000	592,000
Less: accumulated amortization		(75,883)	(22,666)
Intangible assets, net		$221,117	$569,334

Amortization expense for the years ended December 31, 2018 and 2017 was $355,015 and $327,529, respectively, of which $165,066 and $135,798 was attributed to discontinued operations, respectively, related to both the website acquisition costs and the intangibles.

Included in discontinued operations are impairment losses for the years ended December 31, 2018 and 2017 was $326,442 and $61,029, respectively. See Note 5 for further discussion.